Report Of The Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal lending sector - Loans and advances to customers at amortised cost - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Gross exposure	£ 6,319	£ 4,982
Collateral value	£ 103	£ 11
ECL coverage %	1.50%	0.70%
UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,586	£ 2,826
Collateral value	£ 4	£ 7
ECL coverage %	0.00%	0.10%
France
Disclosure of financial assets [line items]
Gross exposure	£ 340	£ 26
Collateral value	£ 18	£ 0
ECL coverage %	2.90%	42.30%
Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 6,155	£ 4,915
ECL coverage %	0.90%	0.50%
Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 2,827	£ 2,448
ECL coverage %	0.60%	0.40%
Fully collateralised | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 2,133	£ 1,692
ECL coverage %	0.70%	0.50%
Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 726	£ 511
ECL coverage %	1.10%	0.60%
Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 345	£ 242
ECL coverage %	2.30%	0.40%
Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 124	£ 22
ECL coverage %	5.60%	4.50%
Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,576	£ 2,814
ECL coverage %	0.00%	0.10%
Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 1,226	£ 1,415
ECL coverage %	0.10%	0.10%
Fully collateralised | UK | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 855	£ 1,023
ECL coverage %	0.00%	0.20%
Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 275	£ 258
ECL coverage %	0.00%	0.00%
Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 150	£ 101
ECL coverage %	0.00%	0.00%
Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 70	£ 17
ECL coverage %	0.00%	0.00%
Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 322	£ 10
ECL coverage %	0.30%	10.00%
Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 130	£ 3
ECL coverage %	0.00%	0.00%
Fully collateralised | France | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 141	£ 6
ECL coverage %	0.00%	0.00%
Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 33	£ 0
ECL coverage %	0.00%	0.00%
Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 15	£ 0
ECL coverage %	0.00%	0.00%
Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 1
ECL coverage %	33.30%	100.00%
Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 164	£ 67
ECL coverage %	23.80%	16.40%
Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 10	£ 12
ECL coverage %	0.00%	0.00%
Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 18	£ 16
ECL coverage %	50.00%	62.50%
Non credit – impaired | Stage 1
Disclosure of financial assets [line items]
Gross exposure	£ 5,096	£ 4,390
Collateral value	£ 33	£ 10
ECL coverage %	0.30%	0.10%
Non credit – impaired | Stage 1 | UK
Disclosure of financial assets [line items]
Gross exposure	£ 1,761	£ 2,387
Collateral value	£ 3	£ 6
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | France
Disclosure of financial assets [line items]
Gross exposure	£ 284	£ 3
Collateral value	£ 4	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 5,019	£ 4,340
ECL coverage %	0.30%	0.10%
Non credit – impaired | Stage 1 | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 2,320	£ 2,199
ECL coverage %	0.20%	0.10%
Non credit – impaired | Stage 1 | Fully collateralised | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 1,753	£ 1,482
ECL coverage %	0.20%	0.40%
Non credit – impaired | Stage 1 | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 594	£ 442
ECL coverage %	0.50%	0.20%
Non credit – impaired | Stage 1 | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 271	£ 202
ECL coverage %	0.70%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 81	£ 15
ECL coverage %	1.20%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 1,752	£ 2,376
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 863	£ 1,255
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 559	£ 849
ECL coverage %	0.00%	0.20%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 179	£ 198
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 102	£ 63
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 49	£ 11
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 280	£ 3
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 108	£ 3
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 126	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 30	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 14	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 2	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 77	£ 50
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 9	£ 11
ECL coverage %	0.00%	0.00%
Non credit – impaired | Stage 1 | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Gross exposure	£ 1,030	£ 511
Collateral value	£ 16	£ 1
ECL coverage %	1.50%	1.40%
Non credit – impaired | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Gross exposure	£ 815	£ 429
Collateral value	£ 1	£ 1
ECL coverage %	0.00%	0.50%
Non credit – impaired | Lifetime expected credit losses | France
Disclosure of financial assets [line items]
Gross exposure	£ 36	£ 0
Collateral value	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 1,011	£ 510
ECL coverage %	1.20%	1.40%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 448	£ 203
ECL coverage %	0.90%	1.50%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 352	£ 196
ECL coverage %	1.10%	3.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 121	£ 66
ECL coverage %	1.70%	1.50%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 59	£ 39
ECL coverage %	1.70%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 31	£ 6
ECL coverage %	3.20%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 814	£ 428
ECL coverage %	0.00%	0.50%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 354	£ 151
ECL coverage %	0.00%	0.70%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 295	£ 173
ECL coverage %	0.00%	1.10%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 96	£ 60
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 48	£ 38
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 21	£ 6
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 36	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 17	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 15	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 19	£ 1
ECL coverage %	15.80%	0.00%
Non credit – impaired | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 1
ECL coverage %	0.00%	0.00%
Non credit – impaired | Lifetime expected credit losses | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Gross exposure	£ 193	£ 81
Collateral value	£ 54	£ 0
ECL coverage %	33.20%	27.20%
Stage 3 | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Gross exposure	£ 10	£ 10
Collateral value	£ 0	£ 0
ECL coverage %	10.00%	10.00%
Stage 3 | Lifetime expected credit losses | France
Disclosure of financial assets [line items]
Gross exposure	£ 20	£ 23
Collateral value	£ 14	£ 0
ECL coverage %	50.00%	47.80%
Stage 3 | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 125	£ 65
ECL coverage %	22.40%	16.90%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 59	£ 46
ECL coverage %	15.30%	13.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 28	£ 14
ECL coverage %	21.40%	42.20%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 11	£ 3
ECL coverage %	27.30%	33.30%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 15	£ 1
ECL coverage %	33.30%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 12	£ 1
ECL coverage %	41.70%	100.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 10	£ 10
ECL coverage %	10.00%	10.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 9	£ 9
ECL coverage %	11.10%	11.10%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 1
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 6	£ 7
ECL coverage %	16.70%	14.30%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 5	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 51% to 70%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 6
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 1
ECL coverage %	100.00%	100.00%
Stage 3 | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 68	£ 16
ECL coverage %	52.90%	68.80%
Stage 3 | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 14	£ 16
ECL coverage %	64.30%	62.50%